ENTITIES IN THE GROUP (Tables)	12 Months Ended
Dec. 31, 2020
ENTITIES IN THE GROUP
Schedule of of subsidiaries

Entity	Country
TORM plc	United Kingdom

Investments in subsidiaries 6):
Entity	Country	Ownership 5)
TORM A/S	Denmark	100%
DK Vessel HoldCo GP ApS	Denmark	100%
DK Vessel HoldCo K/S	Denmark	100%
OCM (Gibraltar) Njord Midco Ltd 2)	Gibraltar	100%
OCM Njord Chartering Inc 2)	Marshall Islands	100%
OCM Singapore Njord Holdings Alice, Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings Almena, Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings Hardrada, Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings St.Michaelis Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings St. Gabriel Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings Agnete, Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings Alexandra, Pte. Ltd	Singapore	100%
OCM Holdings Mrs Inc. 2)	Marshall Islands	100%
OCM Njord Anne Inc. 2)	Marshall Islands	100%
OCM Njord Freya Inc. 2)	Marshall Islands	100%
OCM Njord Gerd Inc. 2)	Marshall Islands	100%
OCM Njord Gertrud Inc. 2)	Marshall Islands	100%
OCM Njord Gunhild Inc. 2)	Marshall Islands	100%
OCM Njord Helene Inc. 2)	Marshall Islands	100%
OCM Njord Helvig Inc. 2)	Marshall Islands	100%
OCM Njord Ingeborg Inc. 2)	Marshall Islands	100%
OCM Njord Mary Inc. 2)	Marshall Islands	100%
OCM Njord Ragnhild Inc. 2)	Marshall Islands	100%
OCM Njord Thyra Inc. 2)	Marshall Islands	100%
OCM Njord Valborg Inc. 2)	Marshall Islands	100%
OCM Njord Vita Inc. 2)	Marshall Islands	100%
OMI Holding Ltd.	Mauritius	100%
TORM Crewing Service Ltd.	Bermuda	100%
TORM Shipping India Private Limited 4)	India	100%
TORM Singapore Pte. Ltd.	Singapore	100%
TORM USA LLC	USA	100%
VesselCo 1 K/S 3)	Denmark	100%
VesselCo 3 K/S 3)	Denmark	100%
VesselCo 5 K/S 3)	Denmark	100%
VesselCo 6 K/S 1)3)	Denmark	100%
VesselCo 6 Pte. Ltd.	Singapore	100%
VesselCo 7 Pte. Ltd. 3)	Singapore	100%
VesselCo 8 Pte. Ltd.	Singapore	100%
VesselCo 9 Pte. Ltd.	Singapore	100%
VesselCo 10 Pte. Ltd.	Singapore	100%
VesselCo 11 Pte. Ltd.	Singapore	100%
TORM SHIPPING (PHILS.), INC.	Philippines	25%
VesselCo A ApS 3)	Denmark	100%
VesselCo C ApS 3)	Denmark	100%
VesselCo E ApS 3)	Denmark	100%
VesselCo F ApS 1), 3)	Denmark	100%

1)    Entities added in the financial year ended 31 December 2018.

2)    Entities dissolved in the financial year ended 31 December 2018.

3)    Entities dissolved in the financial year ended 31 December 2020.

4)    Entities with different reporting periods: TORM Shipping India have a Financial reporting period that runs from 1.April to 31. March as required by Indian laws and legislations

5)    For all subsidiaries, ownership and voting rights are the same except for TORM SHIPPING (PHILS.), INC where voting rights are 100%.

6)    All subsidiaries are consolidated in full.

Schedule of registered addresses

Denmark	India	Philippines	Singapore
Tuborg Havnevej 18	2nd Floor	7th Floor	6 Battery Road #27‑02
DK‑2900 Hellerup	Leela Business Park	Salcedo Towers, 169	Singapore 049909
Denmark	Andheri-Kurla Road	HV dela Costa Street	Singapore
	Andheri (E)	Salcedo Village,
	Mumbai 400059	Makati City
	India	Philippines 1227

United Kingdom	USA	Marshall Islands	Mauritius
Birchin Court	Suite 710	c/o The Trust	c/o Temple Corporate
20 Birchin Lane	2500 City West	Company of	Services
London, EC3V 9DU	Boulevard	Marshall Islands, Inc.	Temple Court 2,
United Kingdom	77042, Houston, Texas	P.O. Box 2095	Labourdonnais Street
	USA	Reston VA 20195‑0095	Port Louis
		USA	Mauritius

Bermuda	Gibraltar	Hong Kong
c/o Estera Services	57/63 Line Wall Road	Room A, 7/F
(Bermuda Limited)	GX11 1AA	China Overseas Bldg.
Canon’s Court	Gibraltar	139 Hennessy Road
22 Victoria Street		Wanchai
PO Box 1624		Hong Kong
Hamilton HM GX
Bermuda

Schedule of interest in legal entities included as joint ventures

	2020
			Profit and
			loss from	Other compre-	Total compre-
			continuing	hensive	hensive
Entity (USDm)	Country	% Control	operations	income	income
Long Range 2 A/S	Denmark	50%	—	—	—
LR2 Management K/S	Denmark	50%	—	—	—
Marine Exhaust Technology Ltd.	Hong Kong	28%	2.1	—	2.1